Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Value Portfolio
March 31, 2022
VIPVAL-NPRT1-0522
1.799871.118
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 0.6%
Liberty Global PLC Class C (a)	130,900	3,391,619
Interactive Media & Services - 2.0%
Alphabet, Inc. Class A (a)	3,652	10,157,490
Media - 2.5%
Comcast Corp. Class A	85,514	4,003,765
Interpublic Group of Companies, Inc.	131,777	4,671,495
Nexstar Broadcasting Group, Inc. Class A	22,300	4,203,104
		12,878,364
Wireless Telecommunication Services - 1.7%
T-Mobile U.S., Inc. (a)	70,205	9,010,812
TOTAL COMMUNICATION SERVICES		35,438,285
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.5%
Adient PLC (a)	57,956	2,362,866
Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc. (a)	125,539	3,729,764
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc. (a)	91,200	3,480,192
Caesars Entertainment, Inc. (a)	55,470	4,291,159
		7,771,351
Household Durables - 1.3%
Mohawk Industries, Inc. (a)	32,119	3,989,180
PulteGroup, Inc.	59,400	2,488,860
		6,478,040
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	63,962	3,662,464
Multiline Retail - 2.6%
Dollar Tree, Inc. (a)	64,333	10,302,930
Nordstrom, Inc.	123,500	3,348,085
		13,651,015
Specialty Retail - 2.1%
American Eagle Outfitters, Inc. (b)	84,500	1,419,600
Gap, Inc.	197,700	2,783,616
Rent-A-Center, Inc.	121,929	3,071,392
Sally Beauty Holdings, Inc. (a)	97,600	1,525,488
Victoria's Secret & Co. (a)	45,000	2,311,200
		11,111,296
TOTAL CONSUMER DISCRETIONARY		48,766,796
CONSUMER STAPLES - 4.3%
Beverages - 0.8%
Primo Water Corp.	270,587	3,855,865
Food & Staples Retailing - 1.2%
U.S. Foods Holding Corp. (a)	166,100	6,250,343
Food Products - 2.3%
Bunge Ltd.	49,665	5,503,379
Darling Ingredients, Inc. (a)	81,887	6,582,077
		12,085,456
TOTAL CONSUMER STAPLES		22,191,664
ENERGY - 10.4%
Energy Equipment & Services - 0.6%
Halliburton Co.	84,600	3,203,802
Oil, Gas & Consumable Fuels - 9.8%
Canadian Natural Resources Ltd.	175,945	10,894,615
Cenovus Energy, Inc. (Canada)	271,618	4,527,872
Cheniere Energy, Inc.	53,597	7,431,224
Exxon Mobil Corp.	155,902	12,875,946
Hess Corp.	59,040	6,319,642
Imperial Oil Ltd.	56,000	2,710,075
Tourmaline Oil Corp.	138,300	6,372,099
		51,131,473
TOTAL ENERGY		54,335,275
FINANCIALS - 17.1%
Banks - 2.8%
First Citizens Bancshares, Inc.	8,658	5,762,765
M&T Bank Corp.	53,511	9,070,115
		14,832,880
Capital Markets - 3.6%
Ameriprise Financial, Inc.	24,433	7,338,696
Lazard Ltd. Class A	127,787	4,408,652
LPL Financial	37,388	6,830,040
		18,577,388
Consumer Finance - 1.9%
OneMain Holdings, Inc.	106,700	5,058,647
SLM Corp.	268,912	4,937,224
		9,995,871
Diversified Financial Services - 2.9%
Apollo Global Management, Inc.	98,196	6,087,170
Berkshire Hathaway, Inc. Class B (a)	14,200	5,011,322
WeWork, Inc. (a)(b)	592,400	4,040,168
		15,138,660
Insurance - 5.9%
American Financial Group, Inc.	40,790	5,939,840
Assurant, Inc.	38,488	6,998,273
Reinsurance Group of America, Inc.	44,100	4,827,186
The Travelers Companies, Inc.	70,609	12,902,381
		30,667,680
TOTAL FINANCIALS		89,212,479
HEALTH CARE - 12.8%
Biotechnology - 0.7%
United Therapeutics Corp. (a)	20,300	3,642,023
Health Care Providers & Services - 5.2%
AdaptHealth Corp. (a)	157,000	2,516,710
Centene Corp. (a)	107,010	9,009,172
Cigna Corp.	46,938	11,246,814
Laboratory Corp. of America Holdings	16,738	4,413,141
		27,185,837
Pharmaceuticals - 6.9%
AstraZeneca PLC sponsored ADR	159,180	10,560,001
Jazz Pharmaceuticals PLC (a)	52,040	8,101,067
Roche Holding AG (participation certificate)	27,124	10,731,932
Sanofi SA sponsored ADR	119,463	6,133,230
		35,526,230
TOTAL HEALTH CARE		66,354,090
INDUSTRIALS - 14.5%
Aerospace & Defense - 0.8%
Curtiss-Wright Corp.	28,900	4,339,624
Air Freight & Logistics - 1.0%
FedEx Corp.	22,251	5,148,659
Building Products - 1.6%
Builders FirstSource, Inc. (a)	82,106	5,299,121
Jeld-Wen Holding, Inc. (a)	152,700	3,096,756
		8,395,877
Commercial Services & Supplies - 1.0%
The Brink's Co.	76,404	5,195,472
Construction & Engineering - 2.1%
MDU Resources Group, Inc.	205,882	5,486,755
Willscot Mobile Mini Holdings (a)	145,423	5,690,402
		11,177,157
Electrical Equipment - 0.6%
Regal Rexnord Corp.	20,100	2,990,478
Machinery - 2.5%
Allison Transmission Holdings, Inc.	87,800	3,447,028
Crane Co.	55,613	6,021,776
Timken Co.	54,400	3,302,080
		12,770,884
Marine - 0.8%
Kirby Corp. (a)	54,600	3,941,574
Professional Services - 1.6%
KBR, Inc.	77,100	4,219,683
Manpower, Inc.	42,700	4,010,384
		8,230,067
Road & Rail - 0.6%
XPO Logistics, Inc. (a)	43,800	3,188,640
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc. (a)	79,670	4,722,838
Univar Solutions, Inc. (a)	161,388	5,187,010
		9,909,848
TOTAL INDUSTRIALS		75,288,280
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 0.5%
Lumentum Holdings, Inc. (a)	26,900	2,625,440
Electronic Equipment & Components - 1.2%
Flex Ltd. (a)	351,785	6,525,612
IT Services - 1.7%
Concentrix Corp.	29,659	4,940,003
DXC Technology Co. (a)	115,100	3,755,713
		8,695,716
Software - 2.9%
NCR Corp. (a)	98,000	3,938,620
NortonLifeLock, Inc.	182,000	4,826,640
SS&C Technologies Holdings, Inc.	85,756	6,433,415
		15,198,675
TOTAL INFORMATION TECHNOLOGY		33,045,443
MATERIALS - 6.0%
Chemicals - 2.8%
Axalta Coating Systems Ltd. (a)	202,600	4,979,908
Huntsman Corp.	67,300	2,524,423
Olin Corp.	82,127	4,293,600
Tronox Holdings PLC	154,500	3,057,555
		14,855,486
Containers & Packaging - 1.5%
Berry Global Group, Inc. (a)	53,800	3,118,248
Crown Holdings, Inc.	37,809	4,729,528
		7,847,776
Metals & Mining - 1.7%
Arconic Corp. (a)	193,600	4,960,032
BHP Group Ltd. sponsored ADR	47,700	3,684,825
		8,644,857
TOTAL MATERIALS		31,348,119
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp.	10,000	2,512,200
CubeSmart	90,406	4,703,824
Equinix, Inc.	5,600	4,153,072
Equity Lifestyle Properties, Inc.	67,701	5,177,772
Ventas, Inc.	70,700	4,366,432
		20,913,300
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (a)	240,500	4,932,655
TOTAL REAL ESTATE		25,845,955
UTILITIES - 6.4%
Electric Utilities - 3.9%
Constellation Energy Corp.	29,333	1,649,981
Edison International	97,581	6,840,428
Entergy Corp.	23,000	2,685,250
Exelon Corp.	84,400	4,019,972
PG&E Corp. (a)	440,016	5,253,791
		20,449,422
Independent Power and Renewable Electricity Producers - 1.6%
The AES Corp.	204,100	5,251,493
Vistra Corp.	127,000	2,952,750
		8,204,243
Multi-Utilities - 0.9%
Sempra Energy	29,100	4,892,292
TOTAL UTILITIES		33,545,957
TOTAL COMMON STOCKS (Cost $409,255,669)		515,372,343

Money Market Funds - 7.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (c)	36,556,224	36,563,535
Fidelity Securities Lending Cash Central Fund 0.31% (c)(d)	2,313,699	2,313,931
TOTAL MONEY MARKET FUNDS (Cost $38,877,466)		38,877,466

TOTAL INVESTMENT IN SECURITIES - 106.5% (Cost $448,133,135)	554,249,809
NET OTHER ASSETS (LIABILITIES) - (6.5)%	(33,935,242)
NET ASSETS - 100.0%	520,314,567

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	3,889,486	64,233,444	31,559,395	3,406	-	-	36,563,535	0.1%
Fidelity Securities Lending Cash Central Fund 0.31%	14,027,163	23,978,380	35,691,612	7,702	-	-	2,313,931	0.0%
Total	17,916,649	88,211,824	67,251,007	11,108	-	-	38,877,466

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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